EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Equity [Abstract]
EQUITY

NOTE 16- EQUITY

The Company authorized 65,000,000 shares of common stock at par value of $0.001 and 10,000,000 shares of preferred stock at par value $0.001. 25,899,468 shares of common stock were issued and outstanding as of June 30, 2024 and December 31, 2023. There were no preferred stock were issued as of June 30, 2024 and December 31, 2023.

NOTE 17: EQUITY

The Company authorized 65,000,000 shares of common stock at par value of $0.001and 10,000,000 shares of preferred stock at par value $0.001. 25,899,468 shares of common stock were issued and outstanding as of December 31, 2023 and 2022. There were no preferred stock were issued as of December 31, 2023 and 2022.

On August 6, 2021, the Company entered into the Technology Assignment Agreement with Hanliang Shao, a director of the Company. Pursuant to the agreement, Mr. Shao conveyed to the Company all his rights, titles and interests in and to three separate technologies. In exchange, Mr. Shao will earn 4,000,000 shares of Company’s common stock upon the filing of a patent with the US Patent and Trademark Office (“USPTO”). In addition, Mr. Shao shall be entitled to receive a total of 2,000,000 additional shares of Company common stock issuable monthly over a three (3) year period beginning with the month of August 2021 (“Term”) at the rate of 55,556 shares per month, except in final month, the amount will be 55,540, provided that during the Term, the assignee does not breach the confidentiality and non-compete covenants contained in the agreement. Mr. Shao has entitled 111,112 shares of common stock at $0.001 par value under the agreement for the months of September 2021 and October 2021, which were issued in January 2022 at a value of $111.